Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Adjusted EBITDA Achievement ($ Millions)(5)
							TSR ($)	Peer Group TSR ($)
2025	—	20,131,942	—	35,537,362	12,111,143	16,256,878	506.68	155.39	864	4,106
2024	—	5,463,154	—	18,050,391	4,672,616	12,174,239	283.28	132.68	1,125	3,690
2023	13,128,160	11,934,989	(5,193,935)	12,654,011	4,570,504	7,585,995	158.57	109.76	(202)	3,289
2022	10,151,847	—	(938,751)	—	2,484,712	812,036	93.70	120.83	1,221	1,910
2021	10,854,224	—	10,696,698	—	2,042,570	1,466,079	122.43	120.05	2,187	2,168
(1)
Mauricio Gutierrez was our PEO from 2020 to November 2023 (First PEO). Lawrence Coben was our PEO since November 2023 (Second PEO). The 2023 total compensation of the Second PEO differs from that set forth in the Summary Compensation Table as it does not include compensation received for his services as a director and Chair of the Board. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2021	2022	2023	2024	2025
Alberto Fornaro	Alberto Fornaro	Bruce Chung	Rasesh Patel	Bruce Chung
Elizabeth Killinger	Brian Curci	Alberto Fornaro	Bruce Chung	Robert Gaudette
Christopher Moser	Elizabeth Killinger	Elizabeth Killinger	Robert Gaudette	Brian Curci
Robert Gaudette	Christopher Moser	Robert Gaudette	Brian Curci	Brad Bentley
Gaetan Frotte		Rasesh Patel
Kirkland Andrews
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	20,131,942	(16,764,473)	32,169,893	35,537,362
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	12,111,143	(10,270,285)	14,416,020	16,256,878
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2025	25,898,793	6,271,100	—	—	32,169,893
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,791,622	8,506,692	117,706	—	14,416,020
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (“UTY”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting FYE2020, through the end of the listed year in the Company and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted EBITDA Achievement to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025. Adjusted EBITDA Achievement is a non-GAAP measure that refers to EBITDA plus adjustments, and is defined in the “2025 AIP Award Performance Criteria” section of the CD&A for each of the listed years. Adjusted EBITDA Achievement may not have been the most important financial performance measure for all years prior to 2025, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Mauricio Gutierrez was our PEO from 2020 to November 2023 (First PEO). Lawrence Coben was our PEO since November 2023 (Second PEO). The 2023 total compensation of the Second PEO differs from that set forth in the Summary Compensation Table as it does not include compensation received for his services as a director and Chair of the Board. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2021	2022	2023	2024	2025
Alberto Fornaro	Alberto Fornaro	Bruce Chung	Rasesh Patel	Bruce Chung
Elizabeth Killinger	Brian Curci	Alberto Fornaro	Bruce Chung	Robert Gaudette
Christopher Moser	Elizabeth Killinger	Elizabeth Killinger	Robert Gaudette	Brian Curci
Robert Gaudette	Christopher Moser	Robert Gaudette	Brian Curci	Brad Bentley
Gaetan Frotte		Rasesh Patel
Kirkland Andrews

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (“UTY”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting FYE2020, through the end of the listed year in the Company and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	20,131,942	(16,764,473)	32,169,893	35,537,362
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2025	25,898,793	6,271,100	—	—	32,169,893

Non-PEO NEO Average Total Compensation Amount	$ 12,111,143	$ 4,672,616	$ 4,570,504	$ 2,484,712	$ 2,042,570
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,256,878	12,174,239	7,585,995	812,036	1,466,079
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	12,111,143	(10,270,285)	14,416,020	16,256,878
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,791,622	8,506,692	117,706	—	14,416,020

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our Second PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.
Adjusted EBITDA Adjusted FCFbG Relative TSR

Total Shareholder Return Amount	$ 506.68	283.28	158.57	93.7	122.43
Peer Group Total Shareholder Return Amount	155.39	132.68	109.76	120.83	120.05
Net Income (Loss)	$ 864,000,000	$ 1,125,000,000	$ (202,000,000)	$ 1,221,000,000	$ 2,187,000,000
Company Selected Measure Amount	4,106,000,000	3,690,000,000	3,289,000,000	1,910,000,000	2,168,000,000
PEO Name	Lawrence Coben
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA Achievement to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025. Adjusted EBITDA Achievement is a non-GAAP measure that refers to EBITDA plus adjustments, and is defined in the “2025 AIP Award Performance Criteria” section of the CD&A for each of the listed years. Adjusted EBITDA Achievement may not have been the most important financial performance measure for all years prior to 2025, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FCFbG
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Mauricio Gutierrez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,128,160	$ 10,151,847	$ 10,854,224
PEO Actually Paid Compensation Amount			(5,193,935)	(938,751)	10,696,698
Lawrence Coben [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	20,131,942	5,463,154	11,934,989
PEO Actually Paid Compensation Amount	35,537,362	$ 18,050,391	$ 12,654,011
PEO | Lawrence Coben [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,764,473)
PEO | Lawrence Coben [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,169,893
PEO | Lawrence Coben [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,898,793
PEO | Lawrence Coben [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,271,100
PEO | Lawrence Coben [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawrence Coben [Member] | Stock Awards Adjustments, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,270,285)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,416,020
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,791,622
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,506,692
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,706
Non-PEO NEO | Stock Awards Adjustments, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount